Redeemable Investor Units (Tables)	9 Months Ended
Sep. 30, 2020
Temporary Equity [Line Items]
Summary of redeemable investor units

Redeemable investor units consisted of the following at the issuance price per unit as of December 31, 2019:

	December 31, 2019
	Units Issued and Outstanding	Issuance Price per Unit	Total Value
Investor Units I	382,572	$12.00	$4,591
Investor Units II	509,796	16.20	8,259
Investor Units III-A – Issued prior to 12/1/2015	1,872,409	20.25	37,916
Investor Units III-A – Issued after December 1, 2015	6,043,421	26.38	159,425
Investor Units III-B	568,613	26.38	15,000
Investor Units III-C	747,661	58.78	43,948
Investor Units III-D	876,147	58.78	51,500
Total	11,000,619		$320,638,733

OAK Street Health Inc and Affiliates [Member]
Temporary Equity [Line Items]
Summary of investor units activity

The following table shows OSH LLC’s activity related to its investor units as of and for the periods ending:

	Investor Units I	Investor Units II	Investor Units III- A	Investor Units III- B	Investor Units III- C	Investor Units III D	Investor Units III E	Total
Outstanding, December 31, 2018	382,572	509,796	7,915,830	568,613	747,661	850,629	-	10,975,101
Issued	-	-	-	-	-	25,518	-	25,518
Outstanding, December 31, 2019	382,572	509,796	7,915,830	568,613	747,661	876,147	-	11,000,619

Outstanding, December 31, 2019	382,572	509,796	7,915,830	568,613	747,661	876,147	-	11,000,619
Issued	-	-	-	-	-	-	1,471,623	1,471,623
Conversion	(382,572)	(509,796)	(7,915,830)	(568,613)	(747,661)	(876,147)	(1,471,623)	(12,472,242)
Outstanding, September 30, 2020	-	-	-	-	-	-	-	-

Schedule of dividends preferred stock

The following table shows accumulated dividends on the redeemable investor units on a cumulative basis as of the periods presented below:

	August 10, 2020*			December 31, 2019
	Units	Per Unit	Total	Units	Per Unit	Total
Series
Investor Units I	382,572	$8.53	$3,265	382,572	$7.60	$2,908
Investor Units II	509,796	10.15	5,175	509,796	8.95	4,563
Investor Units III-A – Issued prior to 12/1/2015	1,872,409	10.48	19,627	1,872,409	9.09	17,020
Investor Units III-A – Issued after December 1, 2015	6,043,421	7.90	47,757	6,043,421	6.34	38,322
Investor Units III-B	568,613	5.51	3,132	568,613	4.06	2,306
Investor Units III-C	747,661	11.34	8,477	747,661	8.14	6,089
Investor Units III-D	876,147	8.98	7,865	876,147	5.89	5,162
Investor Units III-E	1,471,623	5.64	8,293	-	-	-
			$103,591			$76,370